FINANCIAL STATEMENTS SCHEDULE I - CONDENSED STATEMENTS OF COMPREHENSIVE INCOME (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Operating expenses:
Other operating income, net	$ 55,717	¥ 387,890,000	¥ 178,057,000	¥ 183,368,000
Total operating expenses	(166,385)	(1,158,337,000)	(1,032,660,000)	(597,149,000)
Income from operations	784,686	5,462,831,000	4,332,223,000	3,748,435,000
Income tax expense	(154,887)	(1,078,295,000)	(929,133,000)	(646,361,000)
Equity in profit of subsidiaries and VIE	(1,085)	(7,556,000)	(19,386,000)	(15,682,000)
Net income attributable to ordinary shareholders	815,040	5,674,145,000	4,383,025,000	3,159,663,000
Net income	814,627	5,671,267,000	4,387,912,000	3,158,900,000
Other comprehensive income/(loss), net of tax of nil
Foreign currency translation adjustment	14,939	104,004,000	867,612,000	(590,545,000)
Comprehensive income	829,566	5,775,271,000	5,255,524,000	2,568,355,000
Other comprehensive loss, tax		0	0	0
Reportable Legal Entities [Member] | ZTO EXPRESS (CAYMAN) INC.
Operating expenses:
General and administrative	(46,764)	(325,559,000)	(271,378,000)	(59,214,000)
Other operating income, net	7,604	52,937,000	43,575,000	15,559,000
Total operating expenses	(39,160)	(272,622,000)	(227,803,000)	(43,655,000)
Interest income	59,225	412,311,000	317,714,000	120,510,000
Income from operations	20,065	139,689,000	89,911,000	76,855,000
Income tax expense	(8,835)	(61,505,000)	(43,581,000)	(4,649,000)
Equity in profit of subsidiaries and VIE	803,810	5,595,961,000	4,336,695,000	3,087,457,000
Net income attributable to ordinary shareholders	815,040	5,674,145,000	4,383,025,000	3,159,663,000
Net income	815,040	5,674,145,000	4,383,025,000	3,159,663,000
Other comprehensive income/(loss), net of tax of nil
Foreign currency translation adjustment	14,939	104,004,000	867,612,000	(590,545,000)
Comprehensive income	$ 829,979	5,778,149,000	5,250,637,000	2,569,118,000
Other comprehensive loss, tax		¥ 0	¥ 0	¥ 0